14 Business combination (Details 2) - Exito Group - Colombia [member] - BRL (R$) R$ in Millions	Dec. 31, 2019	Nov. 27, 2019
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired		R$ 11,764
(-) Fair value of non-controlling interest		(2,558)
Net assets		9,206
Total consideration transferred for the acquisition of Exito Group	R$ 9,371	9,371
Goodwill resulting from acquisition of Exito Group		R$ 165